Pensions - Defined Benefit Plans Amounts Recognized in Statements of Financial Position (Detail) - TWD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Surplus (deficit) in plan [abstract]
Present value of defined benefit obligations	$ (706,559)	$ (744,191)
Fair value of plan assets	559,921	516,854
Net defined benefit liability	$ (146,638)	$ (227,337)	$ (259,215)	$ (503,288)